SHARE-BASED AWARDS (Summary of Restricted Shares) (Details) - $ / shares							12 Months Ended
	Sep. 13, 2017	Aug. 08, 2017	Aug. 07, 2017	Aug. 01, 2014	Jul. 01, 2014	Feb. 18, 2014	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Forfeited							(4,241,959)
Expected to vest							3,217,087
Expected to vest							$ 5.11
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Beginning balance							1,271,085
Numbers of shares, Granted	45,000	3,319,200	1,453,950	69,564	21,132	1,370,250	4,818,150
Numbers of shares, Vested							0
Numbers of shares, Forfeited							(47,388)
Numbers of shares, Ending balance							6,041,847
Expected to vest							6,041,847
Weighted average grant date fair value, Beginning balance							$ 0
Weighted average grant date fair value, Granted							1.48
Weighted average grant date fair value, Vested							0
Weighted average grant date fair value, Forfeited							1.93
Weighted average grant date fair value, Ending balance							1.17
Expected to vest							$ 1.17
Restricted shares [Member] | February 18, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted							1,370,250
Weighted average grant date fair value, Granted							$ 1.93
Restricted shares [Member] | July 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted							21,132
Weighted average grant date fair value, Granted							$ 2.35
Restricted shares [Member] | August 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted							69,564
Weighted average grant date fair value, Granted							$ 2.44
Restricted shares [Member] | August 7, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted							1,453,950
Weighted average grant date fair value, Granted							$ 1.33
Restricted shares [Member] | August 8, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted							3,319,200
Weighted average grant date fair value, Granted							$ 1.34
Restricted shares [Member] | September 13, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted							45,000
Weighted average grant date fair value, Granted							$ 1.33